UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-6108

                          Investors Municipal Cash Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other tha small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investors Michigan Municipal Cash Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                          Principal
                                                                                          Amount ($)                   Value ($)
                                                                                   ---------------------------------------------

Municipal Investments 98.8%
Michigan 79.6%
ABN AMRO, Munitops Certificates Trust, Series 2003-3,
144A, 2.04%*, 1/1/2011 (b)                                                                  400,000                     400,000
Detroit, MI, City School District, Series PT-1844,
144A, 2.02%*, 5/1/2011 (b)                                                                  100,000                     100,000
Detroit, MI, Economic Development Corp. Resources,
Recovery Revenue, Series A, AMT, 3.8%, 5/1/2005 (b)                                         100,000                     100,633
Detroit, MI, Economic Development Corp., Waterfront
Reclamation, Series A, 2.0%*, 5/1/2009,
Bank of America NA (a)                                                                      377,000                     377,000
Detroit, MI, Sewer Disposal Revenue, Series B, 2.15%*, 7/1/2033 (b)                         340,000                     340,000
Detroit, MI, Sewer Disposal Revenue, Prerefunded,
Series A, 5.25%, 7/1/2005 (b)                                                                80,000                      81,261
Detroit, MI, Water Supply Systems, Series B-24, 2.06%*, 8/1/2021 (b)                        100,000                     100,000
Farmington Hills, MI, Economic Development Corp., Limited
Obligation Revenue, Brookfield Building Association Project,
2.03%*, 11/1/2010, Comerica Bank (a)                                                        135,000                     135,000
Flushing, MI, Community Schools, Series R-4517,
144A, 2.04%*, 5/1/2023                                                                      325,000                     325,000
Fremont, MI, Hospital Finance Authority,
2.01%*, 6/1/2020, Old Kent Bank (a)                                                          40,000                      40,000
Garden City, MI, Hospital Revenue, Series A,
2.03%*, 9/1/2026, First of America Bank (a)                                                 200,000                     200,000
Grand Valley, MI, State University Revenue, Series B,
1.99%*, 6/1/2027 (b)                                                                        250,000                     250,000
Holt, MI, Public Schools, 1.95%*, 5/1/2030                                                  225,000                     225,000
Jackson County, MI, Economic Development Corp. Revenue,
Spring Arbor College Project, 144A, 2.05%*, 12/1/2020,
Comerica Bank (a)                                                                           340,000                     340,000
Michigan, Certificate of Participation, Series 350,
2.06%*, 9/1/2011 (b)                                                                        125,000                     125,000
Michigan, Higher Education Facilities Authority, Limited Obligation
Revenue, University of Detroit, 1.99%*, 11/1/2017, Bank One NA (a)                          350,000                     350,000
Michigan, Hospital Finance Authority Revenue, Covenant Retirement,
Series A, 2.0%*, 12/1/2029, LaSalle Bank NA (a)                                              30,000                      30,000
Michigan, Hospital Finance Authority Revenue, Crittenton
Hospital Medical Center, Series B, 1.99%*, 3/1/2014, Comerica Bank (a)                       50,000                      50,000
Michigan, Hospital Finance Authority Revenue, Hospital Equipment
Loan Program, Series A, 2.01%*, 12/1/2023, National City Bank (a)                           330,000                     330,000
Michigan, Housing Development Authority, Limited Obligation
Revenue, Laurel Valley Apartments, 2.07%*, 12/1/2007,
Bank One Michigan (a)                                                                       100,000                     100,000
Michigan, Housing Development Authority, Multi-Family Revenue,
Courtyards of Taylor, Series A, 2.0%*, 8/15/2032                                            100,000                     100,000
Michigan, Housing Development Authority, Multi-Family Revenue,
River Place Apartments, AMT, 2.03%*, 6/1/2018, Bank of New York (a)                         200,000                     200,000
Michigan, Municipal Securities Trust Certificates,
Series 9054, 144A, 2.04%*, 4/20/2011                                                        175,000                     175,000
Michigan, Oakland University Revenue, 2.0%*, 3/1/2031 (b)                                   300,000                     300,000
Michigan, Strategic Fund, Limited Obligation Revenue,
Continental Aluminum Project, AMT, 2.15%*, 10/1/2015,
Comerica Bank (a)                                                                           100,000                     100,000
Michigan, Strategic Fund, Limited Obligation Revenue,
Lapeer Technologies LLC, AMT, 2.13%*, 2/1/2020,
Bank One Michigan (a)                                                                       160,000                     160,000
Michigan, University of Michigan Hospital Revenue,
Series A, 1.98%*, 12/1/2027                                                                 200,000                     200,000
Series A, 2.15%*, 12/1/2019                                                                 200,000                     200,000
Sterling Heights, MI, Economic Development Corp. Limited
Obligation Revenue, Kunath Enterprises LLC Project, AMT,
2.13%*, 2/1/2016, Bank One Michigan (a)                                                     130,000                     130,000

                                                                                                                    -----------
                                                                                                                      5,563,894

District of Columbia 0.7%
District of Columbia, General Obligation, Series D,
1.98%*, 6/1/2029 (b)                                                                         50,000                      50,000
                                                                                                                    -----------
Georgia 5.6%
De Kalb County, GA, Housing Authority, Multi-Family Housing
Revenue, Clairmont Crest Project, 2.0%*, 6/15/2025                                          350,000                     350,000
Willacoochie, GA, Development Authority, Pollution Control
Revenue, Langboard, Inc. Project, AMT, 2.05%*, 5/1/2021,
Bank of America NA (a)                                                                       40,000                      40,000
                                                                                                                    -----------
                                                                                                                        390,000

North Carolina 1.4%
Moore County, NC, Industrial Facilities & Pollution Control
Finance Authority Revenue, Klaussner Industries Project,
AMT, 2.09%*, 5/1/2010, Wachovia Bank NA (a)                                                 100,000                     100,000
                                                                                                                    -----------
Texas 4.7%
Harris County, TX, Health Facilities Development Corp. Revenue,
Methodist Hospital, 2.2%*, 12/1/2032                                                        325,000                     325,000
                                                                                                                    -----------
Utah 2.1%
Heber City, UT, Industrial Development Revenue, Industrial Parkway
Properties LLC Project, AMT, 2.15%*, 7/1/2033, US Bank NA (a)                               150,000                     150,000
                                                                                                                    -----------
Virginia 4.7%
Loudoun County, VA, Industrial Development Authority Revenue,
Howard Hughes Medical, Series C, 2.25%*, 2/15/2038                                          325,000                     325,000
                                                                                                                    -----------

                                                                                               % of
                                                                                         Net Assets                    Value ($)
                                                                                         ----------                    ---------

Total Investment Portfolio  (Cost $6,903,894)                                                  98.8                   6,903,894
Other Assets and Liabilities, Net                                                               1.2                      81,563
                                                                                                                    -----------
Net Assets                                                                                    100.0                   6,985,457
                                                                                                                    ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2004.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:
                                                       As a % of Total
                                                    Investment Portfolio
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AMBAC       AMBAC Assurance Corp.                        1.5
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FGIC        Financial Guaranty Insurance Company        11.3
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FSA         Financial Security Assurance                 4.9
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MBIA        Municipal Bond Investors Assurance           9.1
-----------------------------------------------------------------------------

AMT:  Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest maturity date.

144A: Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors Michigan Municipal Cash Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Investors Michigan Municipal Cash Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005